SCHEDULE OF INVESTMENTS December 31, 2019 Unaudited

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Municipal Bonds and Notes—95.5%
Alabama—1.4%
$2,345,000	Birmingham (City of) & Jefferson
	(County of), AL Civic Center
	Authority; Series 2018 B, RB	5.000%	07/01/2035	07/01/2028	A	$2,843,852
230,000	Health Care Authority for Baptist
	Health; Series 2006 D, RB	5.000	11/15/2021	01/31/2020	A	230,798
10,000	Lee (County of), AL Public
	Building Authority (DHR
	Building); Series 2006, Revenue
	Ctfs.	4.375	09/01/2025	01/31/2020	A	10,026
						3,084,676

Arizona—4.4%
1,000,000	Glendale (City of), AZ; Series
	2015, Ref. RB	5.000	07/01/2029	07/01/2025	A	1,186,460
2,625,000	Maricopa County Pollution
	Control Corp. (Southern
	California Edison Co. ); Series
	2000 A, Ref. PCR	5.000	06/01/2035	06/01/2020	A	2,665,819
725,000	Navajo (Nation of); Series 2015
	A, Ref. RB	5.500	12/01/2030	12/01/2025	A	824,173
250,000	Northern Arizona University;
	Series 2015, Ref. RB	5.000	06/01/2032	06/01/2025	A	291,705
1,000,000	Pima (County of), AZ Industrial
	Development Authority
	(American Leadership Academy);
	Series 2017, RB	4.750	06/15/2037	06/15/2022	A	1,028,840
50,000	Pima (County of), AZ Industrial
	Development Authority
	(Excalibur Charter School (The));
	Series 2016, Ref. RB	5.000	09/01/2026	11/17/2023	B	52,746
900,000	Tempe (City of), AZ Industrial
	Development Authority
	(Mirabella at ASU); Series 2017
	A, RB	5.500	10/01/2027	04/26/2026	B	1,017,999
460,000	Tempe (City of), AZ Industrial
	Development Authority
	(Mirabella at ASU); Series 2017
	B, RB	4.000	10/01/2023	10/01/2020	A	463,717
20,000	University of Arizona Board of
	Regents (Arizona Biomedical
	Research Collaborative Building);
	Series 2006, COP	4.500	06/01/2031	01/31/2020	A	20,047
2,000,000	Westpark Community Facility
	District; Series 2016, Ref. GO
	Bonds	5.000	07/15/2032	07/15/2026	A	2,204,480
						9,755,986

1	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California—12.8%
$175,000	Adelanto (City of), CA Public
	Utility Authority; Series 2017 A,
	Ref. RB	5.000%	07/01/2027	07/01/2027		$223,578
315,000	Adelanto (City of), CA Public
	Utility Authority; Series 2017 A,
	Ref. RB	5.000	07/01/2028	07/01/2027	A	399,637
300,000	Adelanto (City of), CA Public
	Utility Authority; Series 2017 A,
	Ref. RB	5.000	07/01/2029	07/01/2027	A	378,864
325,000	Adelanto (City of), CA Public
	Utility Authority; Series 2017 A,
	Ref. RB	5.000	07/01/2030	07/01/2027	A	408,505
310,000	Adelanto (City of), CA Public
	Utility Authority; Series 2017 A,
	Ref. RB	5.000	07/01/2031	07/01/2027	A	386,988
310,000	Adelanto (City of), CA Public
	Utility Authority; Series 2017 A,
	Ref. RB	5.000	07/01/2032	07/01/2027	A	384,694
100,000	Atwater (City of), CA; Series
	2017 A, Ref. RB	5.000	05/01/2033	05/01/2027	A	121,634
1,000,000	Beaumont (City of), TX Financing
	Authority (Improvement Area No.
	17A); Series 2013 B, RB	5.000	09/01/2028	09/01/2023	A	1,107,610
2,250,000	California (State of) County
	Tobacco Securitization Agency
	(Alameda County Tobacco Asset
	Securitization Corp. ); Series
	2002, RB	6.000	06/01/2042	01/31/2020	A	2,271,758
420,000	California (State of) Educational
	Facilities Authority (Chapman
	University); Series 2011, RB	5.000	04/01/2025	04/01/2021	A	440,609
500,000	California (State of) Health
	Facilities Financing Authority
	(Children's Hospital of Orange
	County); Series 2011 A, RB	5.000	11/01/2024	11/01/2021	A	536,585
1,000,000	California (State of) Municipal
	Finance Authority (Harbor
	Regional Center); Series 2015,
	Ref. RB	5.000	11/01/2032	11/01/2025	A	1,170,010
125,000	California (State of) Public Works
	Board (California Community
	Colleges); Series 2004 B, RB	5.500	06/01/2022	01/31/2020	A	125,439
155,000	California (State of) Statewide
	Communities Development
	Authority (Bakersfield
	Consolidated Reassessment
	District No. 12-1); Series 2012,
	RB	5.000	09/02/2022	08/09/2021	B	165,576

2	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$1,250,000	California (State of) Statewide
	Communities Development
	Authority (University of
	California, Irvine East Campus
	Apartments, CHF-Irvine, LLC);
	Series 2016, Ref. RB	5.000%	05/15/2032	05/15/2026	A	$1,461,488
5,000	California (State of); Series 1994,
	GO Bonds	6.000	08/01/2020	02/01/2020	A	5,020
1,500,000	Chula Vista (City of), CA
	Municipal Financing Authority;
	Series 2015 B, Ref. RB	5.000	09/01/2026	09/01/2025	A	1,780,290
100,000	El Centro (City of), CA Financing
	Authority (El Centro California
	Redevelopment); Series 2011, RB	6.625	11/01/2025	05/01/2021	A	106,970
500,000	El Dorado (County of), CA
	(Community Facilities District
	No. 1992-1 - El Dorado Hills
	Development); Series 2012,
	Ref. RB	5.000	09/01/2024	09/01/2022	A	549,170
995,000	Indio (City of), CA Community
	Facilities District No. 2004-3
	(Improvement Area No. 1); Series
	2015, Ref. RB	5.000	09/01/2035	09/01/2025	A	1,120,111
500,000	Lancaster (City of), CA
	Redevelopment Agency
	Successor Agency (Lancaster
	Public Capital Improvements);
	Series 2010, Ref. RB	5.500	12/01/2028	12/01/2020	A	513,990
500,000	Lodi (City of), CA Public
	Financing Authority; Series 2012,
	Ref. RB	5.250	10/01/2026	04/01/2022	A	539,880
250,000	Madera (City of), CA Financing
	Authority; Series 2011 A, RB	5.750	01/01/2026	01/01/2020	A	250,000
1,595,000	Modesto (City of), CA Irrigation
	District; Series 2015 B, Ref. RB	5.000	10/01/2028	10/01/2025	A	1,930,572
100,000	Monrovia (City of), CA
	Redevelopment Agency
	Successor Agency (Central
	Redevelopment - Project Area
	No. 1); Series 2011, RB	6.500	05/01/2026	05/01/2021	A	107,304
500,000	Palomar Health; Series 2016,
	Ref. RB	5.000	11/01/2031	11/01/2026	A	582,125
495,000	Redwood City (City of), CA
	(Redwood Shores Community
	Facilities District No. 99-1
	- Shores Transportation
	Improvement); Series 2012,
	Ref. RB	5.000	09/01/2026	09/01/2022	A	532,481

3	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$400,000	Riverside (City of), CA (Riverwalk
	Assessment District); Series
	2011, Ref. RB	5.250%	09/02/2026	03/02/2020	A	$410,164
500,000	Riverside (County of), CA
	(Community Facilities District No.
	04-2); Series 2012, Ref. RB	5.000	09/01/2028	09/01/2022	A	538,525
250,000	Riverside (County of), CA Public
	Financing Authority (County
	Facilities); Series 2012, Ref. RB	5.000	05/01/2025	05/01/2022	A	271,008
250,000	Riverside (County of), CA Public
	Financing Authority (County
	Facilities); Series 2012, Ref. RB	5.000	05/01/2026	05/01/2022	A	270,648
1,375,000	Riverside (County of), CA Public
	Financing Authority (Desert
	Communities & Interstate 215
	Corridor - Project Area No. 1);
	Series 2015 A, RB	5.000	10/01/2029	10/01/2025	A	1,643,194
100,000	Riverside (County of), CA
	Redevelopment Successor
	Agency (Jurupa Valley
	Redevelopment); Series 2011
	B, RB	5.750	10/01/2020	10/01/2020		103,451
350,000	San Bernardino (City of), CA
	Joint Powers Financing Authority;
	Series 2005 A, Ref. RB	5.750	10/01/2020	10/01/2020		361,361
520,000	San Diego (City of), CA
	Community Facilities District No.
	3; Series 2013, Ref. RB	5.000	09/01/2024	09/01/2023	A	569,317
250,000	San Diego (City of), CA Public
	Facilities Financing Authority;
	Series 2012 A, Ref. RB	5.000	08/01/2028	08/01/2022	A	274,968
1,010,000	San Gorgonio Memorial Health
	Care District; Series 2013, GO
	Bonds	5.000	08/01/2025	08/01/2020	A	1,031,139
520,000	Santa Clarita (City of), CA
	Community Facilities District No.
	2002-1 (Valencia Town Center);
	Series 2012, Ref. RB	5.000	11/15/2022	11/15/2022		568,568
500,000	South Gate (City of), CA Utility
	Authority; Series 2012, RB	5.250	10/01/2026	10/01/2022	A	559,110
2,080,000	South Tahoe Joint Powers
	Financing Authority (South Tahoe
	Redevelopment Project Area No.
	1); Series 2015 A, Ref. RB	5.000	10/01/2028	10/01/2025	A	2,441,296
60,000	Vernon (City of), CA; Series 2009
	A, RB	5.125	08/01/2021	02/01/2020	A	60,936
100,000	Westlands Water District; Series
	2012 A, Ref. RB	5.000	09/01/2026	09/01/2022	A	110,166
80,000	Westlands Water District; Series
	2012 A, Ref. RB	5.000	09/01/2027	09/01/2022	A	88,426

4	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$20,000	Westlands Water District; Series
	2012 A, Ref. RB	5.000%	09/01/2027	09/01/2022	A	$22,011
1,045,000	William S. Hart Union High
	School District (Community
	Facilities District No. 2005-1);
	Series 2015, Ref. RB	5.000	09/01/2032	03/01/2025	A	1,186,441
						28,111,617

Colorado—0.8%
360,000	BNC Metropolitan District No. 1;
	Series 2017 A, Ref. GO Bonds	5.000	12/01/2032	12/01/2027	A	432,889
525,000	Brighton Crossing Metropolitan
	District No. 4; Series 2017 A,
	GO Bonds	5.000	12/01/2037	12/01/2022	A	556,757
240,000	Interquest South Business
	Improvement District; Series
	2017, GO Bonds	4.500	12/01/2030	01/01/2025	A	245,619
500,000	Plaza Metropolitan District No. 1;
	Series 2013, Ref. RB	5.000	12/01/2022	12/01/2022		536,330
						1,771,595

District of Columbia—0.7%
300,000	District of Columbia (Provident
	Group - Howard Properties LLC);
	Series 2013, RB	5.000	10/01/2030	10/01/2022	A	312,621
1,000,000	Metropolitan Washington
	Airports Authority; Series 2020
	A, Ref. RB1	5.000	10/01/2033	10/01/2030	A	1,242,390
						1,555,011

Florida—5.3%
500,000	Capital Trust Agency (Sarasota-
	Manatee Jewish Housing
	Council, Inc. ); Series 2017,
	Ref. RB	5.000	07/01/2032	07/01/2022	A	543,105
510,000	Capital Trust Agency Inc. (Viera
	Charter Schools, Inc. ); Series
	2017 A, RB	5.000	10/15/2037	10/15/2027	A	544,848
740,000	Florida Housing Finance Corp. ;
	Series 2015 A, RB	3.650	07/01/2041	11/01/2020	A	766,640
325,000	Halifax Hospital Medical Center;
	Series 2015, Ref. RB	5.000	06/01/2035	06/01/2025	A	370,412
600,000	Lake Helen (City of), FL (Ivy
	Hawn Charter School of the
	Arts); Series 2018 A, RB	5.000	07/15/2028	08/09/2025	B	644,130
1,000,000	Lee (County of), FL Industrial
	Development Authority (Preserve
	(The)); Series 2017 A, RB	5.375	12/01/2032	12/01/2027	A	1,063,130

5	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Florida (Continued)
$1,900,000	Miami (City of) & Dade (County
	of), FL School Board; Series 2015
	A, COP	5.000%	05/01/2032	05/01/2025	A	$2,194,899
1,000,000	Miami (City of), FL; Series 2012,
	Ref. RB	5.000	03/01/2030	03/01/2023	A	1,107,810
1,000,000	Miami-Dade (County of), FL
	(Jackson Health System); Series
	2015 A, Ref. RB	5.000	06/01/2033	06/01/2025	A	1,156,240
180,000	Mirabella Community
	Development District; Series
	2013 , RB	6.000	11/01/2026	07/20/2023	A	194,994
500,000	Orlando (City of), FL Community
	Redevelopment Agency (Conroy
	Road District); Series 2012,
	Ref. RB	5.000	04/01/2023	04/01/2022	A	535,730
1,500,000	Palm Beach (County of), FL
	Health Facilities Authority (ACTS
	Retirement-Life Communities,
	Inc. ); Series 2016, Ref. RB	5.000	11/15/2032	11/15/2026	A	1,757,355
175,000	Pinellas (County of), FL; Series
	2003 , RB	5.000	10/01/2032	01/31/2020	A	175,541
500,000	Tampa (City of), FL (BayCare
	Health System); Series 2012 A,
	Ref. RB	5.000	11/15/2026	05/15/2022	A	544,055
						11,598,889

Georgia—1.3%
15,000	College Park (City of), GA
	(Atlanta International Airport);
	Series 2006 B, RB	4.500	01/01/2031	01/31/2020	A	15,038
875,000	Georgia (State of) Municipal
	Electric Authority (Project One);
	Series 2015 A, Ref. RB	5.000	01/01/2032	01/01/2025	A	990,482
35,000	Georgia Municipal Association
	Inc. ; Series 1998, COP	5.000	12/01/2023	01/31/2020	A	35,107
250,000	Georgia State Environmental
	Loan Acquisition Corp. ; Series
	2011 , RB	5.125	03/15/2031	08/23/2025	B	250,000
910,000	Houston (County of), GA
	Hospital Authority (Houston
	Hospitals, Inc. ); Series 2016 A,
	Ref. RB	5.000	10/01/2031	09/22/2023	A	1,000,436
500,000	Randolph (County of), GA; Series
	2012 A, GO Bonds	5.000	04/01/2030	04/01/2022	A	535,465
						2,826,528

Illinois—5.0%
3,000,000	Chicago (City of), IL (Chicago
	O'Hare International Airport);
	Series 2015 B, Ref. RB	5.000	01/01/2031	01/01/2025	A	3,482,040

6	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$300,000	Chicago (City of), IL Board of
	Education; Series 1992 A, COP	6.000%	01/01/2020	01/01/2020		$300,000
1,000,000	Chicago (City of), IL Board of
	Education; Series 2017, RB	5.750	04/01/2035	04/01/2027	A	1,198,630
350,000	Cook (County of), IL; Series 2010
	A, Ref. GO Bonds	5.250	11/15/2033	11/15/2020	A	360,521
500,000	Cook County Community
	College District No. 508 (City
	Colleges of Chicago); Series
	2013, GO Bonds	5.250	12/01/2026	12/01/2023	A	555,870
175,000	Franklin Park (Village of), IL;
	Series 2011, GO Bonds	6.250	07/01/2030	07/01/2021	A	187,156
935,000	Illinois (State of) Finance
	Authority (Robert Morris
	College); Series 2000, RB	5.800	06/01/2030	01/31/2020	A	937,936
100,000	Illinois (State of) Sports Facilities
	Authority; Series 2019, RB	5.000	06/15/2028	06/15/2028		119,588
30,000	Markham (City of), IL (Library
	Purposes); Series 2005 B, GO
	Bonds	5.250	01/01/2023	01/24/2020	A	30,076
2,000,000	Metropolitan Pier & Exposition
	Authority (McCormick Place
	Expansion); Series 1998 A,
	Ref. RB	5.500	06/15/2029	12/11/2026	B	2,424,940
1,100,000	Stephenson County School
	District No. 145; Series 2018 A,
	Ref. GO Bonds	5.000	02/01/2031	02/01/2028	A	1,344,112
						10,940,869

Indiana—0.4%
200,000	Michigan City (City of), IN; Series
	2016 , RB	4.500	01/01/2026	08/17/2023	B	201,518
710,000	Terre Haute (City of), IN (Silver
	Birch of Terre Haute); Series
	2017 , RB	5.100	01/01/2032	05/29/2026	A	725,528
						927,046

Iowa—0.2%
150,000	Iowa (State of) Finance Authority
	(Lifespace Communities, Inc. );
	Series 2019, RB	2.875	05/15/2049	11/15/2020	A	150,953
125,000	Iowa (State of) Finance Authority
	(PHS Council Bluffs, Inc. ); Series
	2018 , RB	4.450	08/01/2028	05/26/2025	A	131,225
250,000	Iowa (State of) Tobacco
	Settlement Authority; Series
	2005 B, RB	5.600 [2] 06/01/2034		01/31/2020	A	250,335
						532,513

7	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Kentucky—0.8%
$1,000,000	Fayette County School District
	Finance Corp. ; Series 2015 D, RB	5.000%	08/01/2031	08/01/2025	A	$1,172,610
100,000	Kentucky (State of) Economic
	Development Finance Authority
	(Ashland Hospital Corp. - King's
	Daughters Medical Center);
	Series 2008 C, Ref. RB	6.000	02/01/2033	10/31/2019	A	100,040
100,000	Kentucky (State of) Property &
	Building Commission (Project
	No. 119); Series 2018, RB	5.000	05/01/2031	05/01/2028	A	122,052
100,000	Kentucky (State of) Property &
	Building Commission (Project
	No. 119); Series 2018, RB	5.000	05/01/2032	05/01/2028	A	121,701
100,000	Kentucky (State of) Property &
	Building Commission (Project
	No. 119); Series 2018, RB	5.000	05/01/2033	05/01/2028	A	121,356
100,000	Kentucky (State of) Property &
	Building Commission (Project
	No. 119); Series 2018, RB	5.000	05/01/2034	05/01/2028	A	121,003
						1,758,762

Louisiana—3.5%
1,405,000	Louisiana (State of) Public
	Facilities Authority (19th Judicial
	District Court Building); Series
	2015, Ref. RB	5.000	06/01/2036	06/01/2025	A	1,619,178
250,000	Louisiana (State of) Public
	Facilities Authority (Archdiocese
	of New Orleans); Series 2017,
	Ref. RB	5.000	07/01/2028	07/01/2027	A	293,867
400,000	Louisiana (State of) Public
	Facilities Authority (Archdiocese
	of New Orleans); Series 2017,
	Ref. RB	5.000	07/01/2029	07/01/2027	A	467,768
500,000	Louisiana (State of) Public
	Facilities Authority (Archdiocese
	of New Orleans); Series 2017,
	Ref. RB	5.000	07/01/2030	07/01/2027	A	581,995
2,545,000	Louisiana (State of) Public
	Facilities Authority (Ochsner
	Clinic Foundation); Series 2016,
	Ref. RB	5.000	05/15/2034	05/15/2026	A	2,947,390
100,000	New Orleans (City of), LA
	Aviation Board (Parking Facilities
	Corp. Consolidated Garage
	System); Series 2018 A, RB	5.000	10/01/2034	10/01/2028	A	121,385
220,000	New Orleans (City of), LA
	Aviation Board (Parking Facilities
	Corp. Consolidated Garage
	System); Series 2018 A, RB	5.000	10/01/2036	10/01/2028	A	265,162

8	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Louisiana (Continued)
$145,000	New Orleans (City of), LA
	Aviation Board (Parking Facilities
	Corp. Consolidated Garage
	System); Series 2018 A, RB	5.000%	10/01/2037	10/01/2028	A	$174,115
100,000	New Orleans (City of), LA
	Aviation Board (Parking Facilities
	Corp. Consolidated Garage
	System); Series 2018 A, RB	5.000	10/01/2038	10/01/2028	A	119,905
200,000	New Orleans (City of), LA
	Aviation Board (Parking Facilities
	Corp. Consolidated Garage
	System); Series 2018 B, Ref. RB	5.000	10/01/2032	10/01/2028	A	244,322
135,000	New Orleans (City of), LA
	Aviation Board (Parking Facilities
	Corp. Consolidated Garage
	System); Series 2018 B, Ref. RB	5.000	10/01/2033	10/01/2028	A	164,389
100,000	New Orleans (City of), LA
	Aviation Board (Parking Facilities
	Corp. Consolidated Garage
	System); Series 2018 B, Ref. RB	5.000	10/01/2034	10/01/2028	A	121,385
500,000	New Orleans (City of), LA; Series
	2014, Ref. RB	5.000	06/01/2026	06/01/2024	A	571,140
						7,692,001

Maryland—2.4%
2,500,000	Baltimore (City of), MD; Series
	2017 A, RB	5.000	07/01/2033	01/01/2027	A	3,011,475
2,000,000	Gaithersburg (City of), MD
	(Asbury Maryland Obligated
	Group); Series 2018 A, Ref. RB	5.000	01/01/2033	01/01/2024	A	2,281,200
						5,292,675

Massachusetts—0.5%
130,000	Massachusetts (State of)
	Development Finance Agency
	(Partners Healthcare); Series
	2012 , RB	5.000	07/01/2031	07/01/2021	A	137,514
120,000	Massachusetts (State of)
	Development Finance Agency
	(Partners Healthcare); Series
	2012 , RB	5.000	07/01/2031	07/01/2021	A	126,420
700,000	Massachusetts (State of)
	Development Finance Agency;
	Series 2007 E, RB	5.000	07/15/2027	01/31/2020	A	706,762
200,000	Massachusetts (State of)
	Development Finance Agency;
	Series 2007 E, RB	5.000	07/15/2032	01/31/2020	A	201,918
						1,172,614

9	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Michigan—2.6%
$50,000	Charyl Stockwell Academy; Series
	2015, Ref. RB	4.875%	10/01/2023	04/24/2022	B	$50,998
1,000,000	Michigan (State of) Finance
	Authority (Detroit Water &
	Sewerage Department); Series
	2014 C-7, Ref. RB	5.000	07/01/2026	07/01/2024	A	1,144,610
1,000,000	Michigan (State of) Finance
	Authority (Detroit Water &
	Sewerage Department); Series
	2014 C-7, Ref. RB	5.000	07/01/2027	07/01/2024	A	1,150,770
750,000	Michigan (State of) Finance
	Authority (Detroit Water &
	Sewerage Department); Series
	2015 D-1, Ref. RB	5.000	07/01/2029	07/01/2025	A	879,030
245,000	Michigan (State of) Finance
	Authority; Series 2015, Ref. RB	5.000	11/15/2032	05/15/2025	A	282,414
1,805,000	Romulus (City of), MI Tax
	Increment Finance Authority;
	Series 2016, Ref. RB	5.000	11/01/2026	05/07/2026	B	2,159,123
						5,666,945

Minnesota—2.0%
400,000	Dakota (County of), MN
	Community Development Agency
	(Sanctuary at Est St. Paul); Series
	2015 , RB	5.750	08/01/2030	11/12/2023	A	411,300
320,000	Duluth (City of), MN Housing
	& Redevelopment Authority
	(Duluth Public Schools Academy);
	Series 2018 A, Ref. RB	4.250	11/01/2028	04/13/2026	A	350,675
205,000	Duluth (City of), MN Housing
	& Redevelopment Authority
	(Duluth Public Schools Academy);
	Series 2018 A, Ref. RB	5.000	11/01/2033	11/01/2026	A	230,225
1,040,000	St. Paul (City of), MN Housing &
	Redevelopment Authority; Series
	2018 B, RB	3.750 [3] 03/01/2021		01/20/2020	A	1,040,364
2,320,000	St. Paul (City of), MN Housing &
	Redevelopment Authority; Series
	2018 B, RB	3.750 [3] 09/01/2021		03/01/2020	A	2,322,831
						4,355,395

Mississippi—0.3%
545,000	Ridgeland (City of), MS (Colony
	Park); Series 2011, RB	5.875	04/01/2026	04/01/2021	A	566,887

Missouri—0.9%
125,000	Arnold Retail Corridor
	Transportation Development
	District; Series 2019, Ref. RB	3.000	11/01/2028	11/01/2024	A	125,332

10	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Missouri (Continued)
$15,000	Kansas City (City of), MO
	Industrial Development
	Authority; Series 2016 A, Ref. RB	4.250%	04/01/2026	07/30/2023	B	$15,643
65,000	Missouri (State of)
	Environmental Improvement
	& Energy Resources Authority
	(State Revolving Funds); Series
	2003 B, PCR	5.125	01/01/2020	01/01/2020		65,000
5,000	Missouri (State of)
	Environmental Improvement
	& Energy Resources Authority;
	Series 1999 A, RB	5.000	01/01/2020	01/01/2020		5,000
620,000	St. Charles (County of), MO
	Industrial Development
	Authority (Suemandy/Mid-
	Rivers Community Improvement
	District); Series 2016, RB	4.000	10/01/2028	10/01/2025	A	630,484
1,000,000	St. Louis Municipal Finance
	Corp. ; Series 2015, Ref. RB	5.000	07/15/2030	07/15/2024	A	1,144,680
						1,986,139

Nevada—0.0%
45,000	Las Vegas (City of), NV Special
	Improvement District No. 607;
	Series 2013, Ref. RB	5.000	06/01/2024	06/01/2024		49,157

New Jersey—7.9%
250,000	Atlantic City (City of), NJ; Series
	2017 A, Ref. GO Bonds	5.000	03/01/2032	03/01/2027	A	297,175
15,000	Burlington (County of), NJ Bridge
	Commission; Series 2002, RB	4.500	10/15/2022	01/31/2020	A	15,042
1,000,000	Casino Reinvestment
	Development Authority; Series
	2014, Ref. RB	5.000	11/01/2027	11/01/2024	A	1,125,640
120,000	New Jersey (State of) Economic
	Development Authority (Newark
	Downtown District Management
	Corp. ); Series 2019, Ref. RB	5.125	06/15/2037	04/23/2030	B	143,516
250,000	New Jersey (State of) Economic
	Development Authority
	(Provident Group - Rowan
	Properties LLC - Rowan
	University Student Housing);
	Series 2015 A, RB	5.000	01/01/2030	01/01/2025	A	275,440
1,000,000	New Jersey (State of) Economic
	Development Authority; Series
	2012, Ref. RB	5.000	06/15/2022	06/15/2022		1,080,310
305,000	New Jersey (State of) Economic
	Development Authority; Series
	2013 NN, Ref. RB	5.000	03/01/2026	03/01/2023	A	335,790

11	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
New Jersey (Continued)
$2,000,000	New Jersey (State of) Economic
	Development Authority; Series
	2015 XX, Ref. RB	5.000%	06/15/2025	06/15/2025		$2,316,020
395,000	New Jersey (State of)
	Educational Facilities Authority
	(Rider University); Series 2017
	F, RB	5.000	07/01/2032	07/01/2027	A	454,578
415,000	New Jersey (State of)
	Educational Facilities Authority
	(Rider University); Series 2017
	F, RB	5.000	07/01/2033	07/01/2027	A	476,146
1,000,000	New Jersey (State of)
	Educational Facilities Authority;
	Series 2014, RB	5.000	06/15/2026	06/15/2024	A	1,127,310
1,000,000	New Jersey (State of)
	Educational Facilities Authority;
	Series 2017 F, RB	5.000	07/01/2035	07/01/2027	A	1,141,530
50,000	New Jersey (State of) Higher
	Education Student Assistance
	Authority; Series 2010 1-A,
	Ref. RB	5.000	12/01/2025	01/10/2020	A	50,041
250,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2009 C, RB	5.250	06/15/2032	12/15/2024	A	284,610
250,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2011 A, RB	5.000	06/15/2027	06/15/2021	A	262,265
710,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2013 AA, RB	5.250	06/15/2030	06/15/2023	A	787,134
2,000,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2015 AA, RB	5.000	06/15/2023	06/15/2023		2,226,300
500,000	South Jersey Transportation
	Authority LLC; Series 2014 A,
	Ref. RB	5.000	11/01/2028	11/01/2024	A	571,450
900,000	Tobacco Settlement Financing
	Corp. ; Series 2018 A, Ref. RB	5.000	06/01/2031	06/01/2028	A	1,089,738
335,000	Tobacco Settlement Financing
	Corp. ; Series 2018 A, Ref. RB	5.000	06/01/2032	06/01/2028	A	403,524
2,755,000	Tobacco Settlement Financing
	Corp. ; Series 2018 B, Ref. RB	3.200	06/01/2027	02/19/2022	B	2,812,828
						17,276,387

New Mexico—0.3%
625,000	Farmington (City of), NM; Series
	2004 A, RB	5.000	06/01/2023	01/31/2020	A	627,000

12	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
New York—7.7%
$500,000	Buffalo & Erie County Industrial
	Land Development Corp.
	(Medaille College); Series 2018,
	Ref. RB	5.000%	10/01/2038	10/01/2028	A	$534,275
350,000	City of New Rochelle Corp.
	for Local Development (Iona
	College); Series 2015 A, Ref. RB	5.000	07/01/2035	07/01/2025	A	395,307
1,000,000	Long Island Power Authority;
	Series 2018, RB	5.000	09/01/2029	09/01/2028	A	1,267,620
1,875,000	Metropolitan Transportation
	Authority; Series 2015 C-1,
	Ref. RB	5.000	11/15/2031	11/15/2025	A	2,209,819
2,500,000	Metropolitan Transportation
	Authority; Series 2015 C-1,
	Ref. RB	5.250	11/15/2031	11/15/2025	A	2,985,700
500,000	Nassau County Tobacco
	Settlement Corp. ; Series 2006
	A-2, RB	5.250 [2] 06/01/2026		06/01/2026		499,570
1,230,000	New York & New Jersey
	(States of) Port Authority (JFK
	International Air Terminal LLC);
	Series 2010 8, RB	6.500	12/01/2028	01/31/2020	A	1,286,285
2,250,000	New York (City of), NY Industrial
	Development Agency (Yankee
	Stadium); Series 2009 A, RB	7.000	03/01/2049	01/31/2020	A	2,272,500
1,000,000	New York (City of), NY; Series
	2015 C, Ref. GO Bonds	5.000	08/01/2029	02/01/2025	A	1,174,650
300,000	New York (State of) Dormitory
	Authority (Orange Regional
	Medical Center); Series 2015, RB	5.000	12/01/2024	12/01/2024		346,422
35,000	New York (State of) Dormitory
	Authority (Ozanam Hall of
	Queens Nursing Home, Inc. );
	Series 2006, RB	5.000	11/01/2026	01/31/2020	A	35,080
2,055,000	New York (State of) Dormitory
	Authority; Series 2015 B, RB	5.000	02/15/2032	02/15/2025	A	2,398,966
280,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	5.000	06/01/2027	06/01/2026	A	322,423
270,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	5.000	06/01/2030	06/01/2026	A	305,167
250,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	5.000	06/01/2031	06/01/2026	A	280,905
500,000	Otsego County Capital Resource
	Corp. (Hartwick College); Series
	2015 A, Ref. RB	5.000	10/01/2030	10/01/2025	A	518,390
						16,833,079

13	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Ohio—1.8%
$3,330,000	Buckeye Tobacco Settlement
	Financing Authority; Series 2007
	A-2 , RB	5.875%	06/01/2030	01/15/2020	A	$3,347,716
255,000	Ohio (State of) Higher
	Educational Facility Commission;
	Series 2015, Ref. RB	6.000	10/01/2021	01/31/2020	A	255,441
350,000	Southeastern Ohio Port Authority
	(Memorial Health System); Series
	2015 , RB	5.500	12/01/2029	12/01/2024	A	396,221
						3,999,378

Oklahoma—0.5%
1,000,000	Oklahoma (State of)
	Development Finance Authority
	(OU Medicine); Series 2018
	B, RB	5.000	08/15/2033	08/15/2028	A	1,199,550

Oregon—0.4%
250,000	Forest Grove (City of), OR (Pacific
	University); Series 2015 A, Ref.
	RB	5.000	05/01/2036	05/01/2025	A	277,965
295,000	Multnomah (County of), OR
	Hospital Facilities Authority
	(Terwilliger Plaza, Inc. ); Series
	2016, Ref. RB	5.000	12/01/2025	12/01/2025		345,746
250,000	Multnomah (County of), OR
	Hospital Facilities Authority
	(Terwilliger Plaza, Inc. ); Series
	2016, Ref. RB	5.000	12/01/2030	12/01/2026	A	292,370
						916,081

Pennsylvania—12.3%
1,000,000	Chester (County of), PA Health
	& Education Facilities Authority
	(Simpson Senior Services); Series
	2015 A, Ref. RB	5.000	12/01/2030	12/01/2025	A	1,089,470
385,000	Coatesville Area School District
	Building Authority; Series 2018,
	RB	5.000	12/01/2025	06/01/2023	A	426,811
335,000	Coatesville Area School District
	Building Authority; Series 2018,
	RB	5.000	12/01/2026	06/01/2023	A	370,567
360,000	Coatesville Area School District
	Building Authority; Series 2018,
	RB	5.000	12/01/2027	06/01/2023	A	397,379
2,000,000	Commonwealth Financing
	Authority; Series 2018, RB	5.000	06/01/2033	06/01/2028	A	2,440,920

14	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$460,000	East Hempfield (Township of), PA
	Industrial Development Authority
	(Student Services, Inc. Student
	Housing Project at Millersville
	University of Pennsylvania);
	Series 2015, RB	5.000%	07/01/2025	01/12/2023	B	$498,456
845,000	Erie (County of), PA Hospital
	Authority; Series 2010 A, RB	7.000	07/01/2027	07/01/2020	A	869,218
1,500,000	Lancaster (County of), PA
	Hospital Authority (Masonic
	Villages); Series 2015, Ref. RB	5.000	11/01/2029	05/01/2025	A	1,709,985
500,000	Luzerne (County of), PA; Series
	2015 A, Ref. GO Bonds	5.000	11/15/2029	11/15/2025	A	585,245
3,000,000	Pennsylvania (State of) Public
	School Building Authority
	(Philadelphia School District);
	Series 2016 A, Ref. RB	5.000	06/01/2030	12/01/2026	A	3,549,840
1,055,000	Pennsylvania (State of) Turnpike
	Commission; Series 2015 A-1,
	Ref. RB	5.000	12/01/2028	06/01/2025	A	1,239,340
250,000	Pennsylvania (State of) Turnpike
	Commission; Series 2015 A-1,
	Ref. RB	5.250	12/01/2034	12/01/2025	A	294,727
1,000,000	Pennsylvania (State of) Turnpike
	Commission; Series 2016 A-1,
	RB	5.000	12/01/2041	12/01/2025	A	1,148,600
3,000,000	Pennsylvania (State of) Turnpike
	Commission; Series 2017 3,
	Ref. RB	5.000	12/01/2034	12/01/2027	A	3,644,880
1,500,000	Pennsylvania (State of); Series
	2015 1, GO Bonds	5.000	03/15/2031	03/15/2025	A	1,742,520
1,000,000	Philadelphia (City of), PA
	Authority for Industrial
	Development (La Salle
	University); Series 2017, Ref. RB	5.000	05/01/2034	11/01/2027	A	1,125,720
1,000,000	Philadelphia (City of), PA
	Authority for Industrial
	Development; Series 2017, RB	5.000	12/01/2035	06/01/2027	A	1,182,750
1,310,000	Philadelphia (City of), PA
	Authority for Industrial
	Development; Series 2017, RB	5.000	12/01/2037	06/01/2027	A	1,535,556
745,000	Philadelphia School District;
	Series 2018 A, GO Bonds	5.000	09/01/2025	09/01/2025		881,834
510,000	Philadelphia School District;
	Series 2018 A, GO Bonds	5.000	09/01/2032	09/01/2028	A	621,318
30,000	Reading School District; Series
	2017, Ref. GO Bonds	5.000	03/01/2035	03/01/2027	A	35,618
25,000	Reading School District; Series
	2017, Ref. GO Bonds	5.000	03/01/2036	03/01/2027	A	29,608

15	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$110,000	Scranton School District; Series
	2017 E, Ref. GO Bonds	5.000%	12/01/2032	12/01/2027	A	$132,361
90,000	Scranton School District; Series
	2017 E, Ref. GO Bonds	5.000	12/01/2033	12/01/2027	A	108,285
225,000	Washington (County of), PA
	Redevelopment Authority; Series
	2018, Ref. RB	5.000	07/01/2028	02/22/2026	A	239,807
500,000	West Shore Area Authority
	(Messiah Village); Series 2015
	A, Ref. RB	5.000	07/01/2030	07/01/2025	A	544,755
500,000	Wilkes-Barre Area School District;
	Series 2016 B, GO Bonds	5.000	08/01/2028	02/01/2027	A	602,880
						27,048,450

Rhode Island—0.2%
500,000	Providence (City of), RI Public
	Building Authority; Series 2011
	A, RB	5.875	06/15/2026	06/15/2021	A	530,170

South Carolina—1.3%
500,000	Greenville (County of), SC
	Hospital System Board of
	Trustees; Series 2012, Ref. RB	5.000	05/01/2024	05/01/2022	A	542,255
2,000,000	Piedmont (City of), SC Municipal
	Power Agency; Series 2015 A, RB	5.000	01/01/2030	01/01/2025	A	2,300,020
						2,842,275

South Dakota—0.3%
550,000	Educational Enhancement
	Funding Corp. ; Series 2013 B, RB	5.000	06/01/2026	06/01/2023	A	605,996

Tennessee—1.4%
1,305,000	Chattanooga (City of) &
	Hamilton (County of), TN
	Hospital Authority (Erlanger
	Health System); Series 2014 A,
	Ref. RB	5.000	10/01/2039	10/01/2024	A	1,444,465
500,000	Knox (County of), TN Health,
	Educational & Housing Facility
	Board (Covenant Health); Series
	2012 A, Ref. RB	5.000	01/01/2025	01/01/2023	A	552,580
815,000	Metropolitan Development
	and Housing Agency (Fifth +
	Broadway Development); Series
	2018, RB	4.500	06/01/2028	12/12/2025	B	886,647
300,000	Tennessee Energy Acquisition
	Corp. ; Series 2006 A, RB	5.250	09/01/2020	09/01/2020		307,305
						3,190,997

16	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Texas—9.7%
$1,500,000	Arlington Higher Education
	Finance Corp. (Harmony Public
	Schools); Series 2015, Ref. RB	5.000%	02/15/2032	02/15/2025	A	$1,732,710
125,000	Arlington Higher Education
	Finance Corp. (UME Preparatory
	Academy); Series 2017 A, RB	4.550	08/15/2028	12/08/2025	A	132,674
115,000	Arlington Higher Education
	Finance Corp. (UME Preparatory
	Academy); Series 2017 A, RB	5.000	08/15/2038	08/15/2027	A	121,708
250,000	City of Houston Higher
	Education Finance Corp. (KIPP,
	Inc. ); Series 2015, Ref. RB	5.000	08/15/2029	08/15/2025	A	293,787
125,000	Dallas & Fort Worth (Cities
	of), TX (Dallas/Fort Worth
	International Airport); Series
	2012 G, Ref. RB	5.000	11/01/2025	11/01/2020	A	129,089
125,000	Dallas & Fort Worth (Cities
	of), TX (Dallas/Fort Worth
	International Airport); Series
	2012 G, Ref. RB	5.000	11/01/2026	11/01/2020	A	129,036
1,000,000	Dallas (County of), TX Flood
	Control District No. 1; Series
	2015, Ref. GO Bonds	5.000	04/01/2028	04/01/2023	A	1,067,490
2,000,000	Grand Parkway Transportation
	Corp. (TELA Supported); Series
	2018 A, RB	5.000	10/01/2038	04/01/2028	A	2,447,740
1,000,000	Harris (County of) & Houston
	(City of), TX Sports Authority;
	Series 2014 A, Ref. RB	5.000	11/15/2030	11/15/2024	A	1,145,070
20,000	Huntsville (City of), TX; Series
	2001, GO Ctfs.	5.000	08/15/2023	01/31/2020	A	20,064
670,000	New Hope Cultural Education
	Facilities Finance Corp. (CHF-
	Collegiate Housing Corpus
	Christi II, LLC - Texas A&M
	University-Corpus Christi); Series
	2016 A, RB	5.000	04/01/2031	04/01/2026	A	692,056
350,000	New Hope Cultural Education
	Facilities Finance Corp. (MRC
	Senior Living-The Langford);
	Series 2016 A, RB	5.000	11/15/2026	03/20/2025	B	373,076
2,000,000	SA Energy Acquisition Public
	Facility Corp. ; Series 2007, RB	5.500	08/01/2025	08/01/2025		2,378,300
1,000,000	Temple (City of), TX; Series 2018
	A, RB	5.000	08/01/2038	08/01/2025	A	1,092,840
3,340,000	Texas Municipal Gas Acquisition
	& Supply Corp. I; Series 2008
	D, RB	6.250	12/15/2026	04/25/2024	B	3,932,382

17	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Texas (Continued)
$500,000	Texas Municipal Gas Acquisition
	& Supply Corp. III; Series 2012,
	RB	5.000%	12/15/2026	12/15/2022	A	$549,845
1,000,000	Texas Private Activity Bond
	Surface Transportation Corp.
	(NTE Mobility Partners LLC -
	North Tarrant Express Managed
	Lanes); Series 2019 A, Ref. RB	5.000	12/31/2032	12/31/2029	A	1,249,870
1,005,000	Viridian Municipal Management
	District; Series 2015, Ref. GO
	Bonds	6.000	12/01/2029	12/01/2024	A	1,219,819
665,000	Viridian Municipal Management
	District; Series 2015, Ref. GO
	Bonds	6.000	12/01/2029	12/01/2024	A	807,144
500,000	Viridian Municipal Management
	District; Series 2015, Ref. GO
	Bonds	6.000	12/01/2030	12/01/2024	A	607,405
920,000	Viridian Municipal Management
	District; Series 2015, Ref. GO
	Bonds	6.000	12/01/2030	12/01/2024	A	1,117,625
						21,239,730

Utah—0.6%
1,000,000	Salt Lake City Corp. ; Series 2018
	B, RB	5.000	07/01/2038	07/01/2028	A	1,221,290

Vermont—1.0%
250,000	Burlington (City of), VT; Series
	2012 A, GO Bonds	5.000	11/01/2021	11/01/2021		266,132
250,000	Burlington (City of), VT; Series
	2012 A, GO Bonds	5.000	11/01/2027	11/01/2022	A	276,775
1,000,000	Burlington (City of), VT; Series
	2014 A, Ref. RB	5.000	07/01/2030	07/01/2024	A	1,131,930
500,000	Vermont (State of) Educational
	& Health Buildings Financing
	Agency (Middlebury College);
	Series 2012 A, Ref. RB	5.000	11/01/2028	11/01/2022	A	551,460
						2,226,297

Virginia—0.5%
1,000,000	Farmville (Town of), VA Industrial
	Development Authority
	(Longwood University Student
	Housing); Series 2018 A, Ref. RB	5.000	01/01/2038	01/01/2029	A	1,157,490

Washington—0.8%
100,000	Kalispel Tribe of Indians; Series
	2018 A, RB	5.000	01/01/2032	09/09/2027	A	114,888

18	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Washington (Continued)
$100,000	Kalispel Tribe of Indians; Series
	2018 B, RB	5.000%	01/01/2032	09/16/2027	A	$114,888
20,000	Kelso (City of), WA Housing
	Authority; Series 1998, RB	5.600	03/01/2028	01/31/2020	A	20,018
500,000	Washington (State of) Health
	Care Facilities Authority (Central
	Washington Health Services
	Association); Series 2015, Ref.
	RB	5.000	07/01/2030	07/01/2025	A	573,210
465,000	Washington (State of)
	Housing Finance Commission
	(Hearthstone (The)); Series 2018
	B, Ref. RB	3.125	07/01/2023	01/31/2020	A	465,065
500,000	Washington (State of) Housing
	Finance Commission (Heron's
	Key Senior Living); Series 2015
	A, RB	6.000	07/01/2025	08/13/2023	B	548,115
						1,836,184

Wisconsin—3.5%
800,000	Public Finance Authority (Beyond
	Boone, LLC - Appalachian State
	University); Series 2019 A, RB	5.000	07/01/2034	07/01/2028	A	959,744
2,000,000	Public Finance Authority (City
	of Boynton Beach, Florida
	Municipal Improvements); Series
	2018 , RB	5.000	07/01/2035	07/01/2028	A	2,422,020
390,000	Public Finance Authority
	(Community School of Davidson);
	Series 2018, RB	5.000	10/01/2033	12/02/2027	A	435,587
1,000,000	Public Finance Authority
	(Wingate University); Series
	2018 A, Ref. RB	5.250	10/01/2038	10/01/2028	A	1,167,190
2,000,000	Wisconsin (State of) Health &
	Educational Facilities Authority
	(Ascension Senior Credit Group);
	Series 2016 A, Ref. RB	4.000	11/15/2036	05/15/2026	A	2,196,580
500,000	Wisconsin (State of) Health &
	Educational Facilities Authority
	(Marshfield Clinic); Series 2012
	B, RB	5.000	02/15/2028	02/15/2022	A	535,430
						7,716,551

Total Investments, at Value (Cost $198,219,049) —95.5%						210,112,210
Net Other Assets (Liabilities) —4.5						9,824,608
Net Assets—100.0%						$219,936,818

Footnotes to Schedule of Investments
*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.

19	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:
ACTS	Adult Communities Total Services, Inc.
ASU	Arizona State University
CHF	City Hospital Foundation
COP	Certificates of Participation
Ctfs	Certificates
DHR	Department of Human Resources
GO	General Obligation
JFK	John Fitzgerald Kennedy
MRC	Methodist Retirement Communities
NTE	North Tarrant Express
OU	Oklahoma University
PCR	Pollution Control Revenue Bonds
PHS	Pinnacle Health System
RB	Revenue Bonds

20	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS December 31, 2019 Unaudited

Note 1 – Additional Valuation Information
As of December 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

21	INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND